Related Party Balance And Transactions - Schedule of Major Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Beijing Puyan
Related Party Transaction [Line Items]
Interest income	$ 768	$ 779
Related Party | Beijing Puyan
Related Party Transaction [Line Items]
Interest income	768	779
Related Party | Ding Rui
Related Party Transaction [Line Items]
Proceeds from collection of the advance		271,794
Related Party | Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Purchase of materials	33,363	78,545
Sell products	11,693
Related Party | Zhichong New Energy
Related Party Transaction [Line Items]
Sell products	$ 897,497	715,702
Proceeds from repayment of loans		26,383
Related Party | Hou Yifei
Related Party Transaction [Line Items]
Proceeds from collection of the advance		$ 408,746